Schedule of Net Income (Loss) Per Share (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Net income
Alphatime Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Net income			$ 1,498,591	$ 1,941,118
Income earned on Trust Account			(2,782,552)	(3,130,199)
Accretion of carrying value to redemption value			(550,000)	(8,427,382)
Net loss including accretion of equity into redemption value			$ (1,833,961)	$ (9,616,463)